RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties
The following table summarizes revenues the partnership has earned from transactions with related parties for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
Transactions during the period
Revenues (1)	$1,085	$923	$971
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(1)Includes revenues earned by the partnership's advanced energy storage operation from an associate and revenue generated from construction services earned by the partnership from affiliates of Brookfield.
(2)The partnership corrected its comparative period disclosure for 2023 and 2022 to include revenues of $769 million and $712 million, respectively, earned by the partnership’s advanced energy storage operation from an associate. See Note 2(a)(i) for further information.
The following table summarizes balances with related parties as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balances at end of period
Accounts and other receivable, net	521	182
Accounts payable and other (1)	429	346
Non-recourse borrowings in subsidiaries of the partnership	143	146
Interest of others in operating subsidiaries	4	4
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(1)Includes $268 million (2023: $245 million) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operation.